UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:  (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Six months ended March 31, 2014

Item 1. Report to Stockholders.

[Calvert Social Index Fund Semi-Annual Report to Shareholders]

Semi-Annual Report March 31, 2014 E-Delivery Sign-Up — Details Inside

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TABLE OF CONTENTS

4	Portfolio Management Discussion
9	SRI Update
11	Shareholder Expense Example
13	Statement of Net Assets
32	Statement of Operations
33	Statements of Changes in Net Assets
35	Notes to Financial Statements
41	Financial Highlights
47	Explanation of Financial Tables
48	Proxy Voting
48	Availability of Quarterly Portfolio Holdings
49	Basis for Board's Approval of Investment Advisory Contract

PORTFOLIO MANAGEMENT DISCUSSION

Natalie A. Trunow Senior Vice President, Chief Investment Officer-Equities
After a risk-on year in 2013, the first quarter of 2014 proved to be a more challenging environment for equities. Concerns about economic growth in emerging markets, geopolitical turmoil in the Ukraine, and somewhat softer macroeconomic data in the United States injected more risk aversion into the markets. At the same time, profit-taking and tempered expectations for a repeat performance of stellar 2013 returns likely drove down investor risk tolerance in the first quarter.
Despite investors taking a more cautious approach toward equities at the start of 2014, the exceptionally strong performance of the equity markets, particularly U.S. equities, in the fourth quarter of 2013 allowed all major global equity indices to finish the six-month reporting period in positive territory. For the six months ended March 31, 2014, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 12.51%, 12.48%, 9.94%, 6.56%, and 1.49%, respectively.
From an investment-style perspective, small-cap stocks underperformed their large-cap counterparts, while value stocks outperformed growth stocks. The rotation from expensive growth stocks to more bargain-priced value stocks, if it continues, could suggest a more favorable outlook for

A Look at the Environmental, Social, and Governance Analytical Framework

In recent years, U.S. consumers, investors, and companies themselves have become increasingly aware of how environmental, social, and governance (ESG) matters impact the corporate bottom line, the economy, and quality of life. At Calvert, we continue to look for ways to add value to many of our equity portfolios by integrating critical ESG factors into our research process on a company-by-company basis. We work extensively with our in-house sustainability research department to develop quantitative ESG methods and measures, compiled from multiple externally- and internally-generated data sources. We use these inputs in conjunction with fundamental research on company valuations and investment theses.
This integrated approach has yielded multiple opportunities to add value to the investment process, either by identifying long-term investment potential or by uncovering hidden risks. Calvert also continues to advocate for improved corporate policies in the areas of climate change, financial market reform, corporate governance, revenue transparency, and sustainability reporting, among others. Taken together, these efforts are helping to enhance the market’s focus on and understanding of relevant ESG issues.

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CALVERT SOCIAL INDEX FUND

March 31, 2014

Economic Sectors	% of Total Investments
Consumer Discretionary	14.9%
Consumer Staples	8.6%
Energy	2.1%
Financials	17.9%
Health Care	16.3%
Industrials	8.0%
Information Technology	25.7%
Materials	1.5%
Short-Term Investments	1.8%
Telecommunications Services	2.1%
Utilities	1.1%
Total	100%

higher-quality stocks. Looking at sector performance, Health Care, Information Technology, and Materials were the top-performing sectors within the Russell 1000 Index, while the Telecommunications, Consumer Discretionary, and Consumer Staples sectors lagged.
U.S. Economic Recovery Moves Forward, Despite Fed Tapering Talk
Positive fourth-quarter results in the equity markets were driven by several factors, centering on continued U.S. economic recovery and growing investor confidence, thus creating an environment conducive to earnings expansion. These factors explain, in part, why U.S. equities shone so strongly compared with foreign developed and emerging markets. Extreme weather likely held back economic growth in much of the U.S. during the period, but markets found support as investors gained comfort in the view that weaker economic data was more a by-product of inclement weather, rather than reflecting a broader economic slowdown.

CALVERT SOCIAL INDEX FUND

March 31, 2014

Investment Performance
(Total Return at NAV*)
	6 Months Ended 3/31/14	12 Months Ended 3/31/14
Class A	12.23%	23.50%
Class B	11.71%	22.30%
Class C	11.79%	22.38%
Class I	12.62%	24.19%
Class Y	12.39%	23.67%

Calvert Social Index	12.75%	24.62%

Lipper Multi-Cap Core Funds Average	11.33%	22.19%

Ten Largest Stock Holdings		% of Net Assets
Apple, Inc.		3.9%
Google, Inc.		2.6%
Microsoft Corp.		2.5%
Johnson & Johnson		2.3%
Wells Fargo & Co.		1.9%
JPMorgan Chase & Co.		1.9%
Procter & Gamble Co.		1.8%
Pfizer, Inc.		1.7%
International Business Machines Corp.		1.6%
AT&T, Inc.		1.5%
Total		21.7%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charges.

The Fed’s decision to begin tapering its quantitative easing (QE) programs in January divided analysts on whether rising interest rates would dampen the economic recovery and create downward pressure on

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stocks, or whether they would instill confidence that the Fed is being responsible and attract more investors. On the whole, the resiliency and low volatility of interest rates in the wake of Fed tapering was a positive sign, indicating that—at least for a while—tapering need not produce the kind of jump in interest rates many analysts had feared.
Consumers Play a Key Role in Recovery
Although market analysts have focused largely on what is happening at the Federal Reserve, we believe an important driver of economic activity in the United States, and of Fed policy by extension, is the continued improvement in the health of the consumer balance sheet. This gives consumers better access to consumer loans and mortgages, supporting the continued recovery of the housing and automotive industries, among others. At the same time, initial jobless claims maintained their downward trend throughout the period. Continued improvements in the labor market should support consumer spending and the U.S. housing sector—keys to the success of the U.S. economic recovery.
An Anemic Europe and Sluggish China Worry Investors
A global backdrop of lower-than-target inflation persisted throughout the period, despite continued aggressive easing actions by the world’s largest central banks. There are several drivers contributing to low inflation we believe are likely to persist in the near-term. For example, anemic economic activity in Europe continued to highlight the threat of deflation, as inflation in the eurozone dipped below 1% during the period. While European Central Bank (ECB) President Mario Draghi indicated a willingness to intervene if further downside risks to price stability materialize, there appear to be few catalysts capable of driving an increase in demand-side inflation since the euro area’s economic recovery has remained tepid.

CALVERT SOCIAL INDEX FUND

March 31, 2014

Average Annual Total Returns
Class A Shares	(with max. load)
One Year	17.63%
Five Year	20.35%
Ten Year	5.64%

Class B Shares	(with max. load)
One Year	17.30%
Five Year	20.25%
Ten Year	5.10%

Class C Shares	(with max. load)
One Year	21.38%
Five Year	20.38%
Ten Year	5.13%

Class I Shares
One Year	24.19%
Five Year	22.19%
Ten Year	6.70%

Class Y Shares*
One Year	23.67%
Five Year	21.60%
Ten Year	6.18%

* Calvert Social Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

Worries about a hard landing in China returned to the forefront of investor concerns as the China HSBC Manufacturing PMI (Purchasing Managers’ Index) steadily declined throughout the period into contraction territory.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$25,000
$20,000
$15,000
$10,000
$5,000
3/04
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
Calvert Social Index Fund (A Shares) - $17,298
Calvert Social Index Fund (B Shares) - $16,452
Calvert Social Index Fund (C Shares) - $16,485
Calvert Social Index Fund (I Shares) - $19,123
Calvert Social Index - $20,065
Lipper Multi-Cap Core Funds Average - $20,194

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.92%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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Meanwhile, political upheaval in the Ukraine, which culminated with Russian forces occupying the Crimea region, injected further risk aversion into investor sentiment.
The situation continued to negatively impact emerging-market stocks and currencies, which were already under pressure due to the prospect of slower GDP growth in emerging markets. We expect the Ukraine situation to be a continued source of headline market risk in the near-term, until a final diplomatic solution is reached.
Outlook
The contrast in economic conditions between the United States and both Europe and China (and other emerging markets) should continue to draw more investment to the U.S. in the near-term. Fed tapering will most likely add to this effect in equities as well as other asset classes. We expect the dollar to continue strengthening slowly, which may provide another reason for foreign investors to favor U.S. securities over those in their domestic markets. This also supports our outlook for continued low inflation in the near-term.
The recovery may still feel sluggish because the current 6.7% unemployment rate—while down from a recession peak of 10%—is still running higher than in previous expansions. From the perspective of equity investors, however, higher unemployment is likely keep downward pressure on wages, which, in turn, could help strengthen profit margins.
We think the Fed will be particularly careful not to derail economic expansion, especially as long as inflation remains low, and will do so by carefully telegraphing its position and plans as they evolve. Moreover, the signal that the Fed is serious about normalizing interest rates should improve investor confidence about the condition of the economy and reassure those who have been worried about the inflationary risk of an eternal quantitative easing. However, sharp changes in interest-rate expectations remain a risk factor, as they can drive mortgage rates higher, negatively impacting housing activity and weakening this major component of the U.S. economic recovery.
We also believe the U.S. economy can still compensate for a dampened global growth outlook. And we expect economic growth to reaccelerate in the second-half of the year on the heels of continued improvement in the housing and labor markets. In addition, as consumer activity picks up in the spring and summer, there is potential for some lost consumer activity to be recovered later in the year. Overall, we believe these conditions continue to provide a favorable underpinning for the equities markets.
Calvert Investment Management, Inc.
May 2014

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SRI UPDATE from the Calvert Sustainability Research Department
As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and governance (ESG) factors for the companies in which we invest. Below are highlights of our accomplishments during the reporting period.
Shareholder Advocacy
Calvert filed more than 26 shareholder proposals over the reporting period on a variety of issues, including board diversity, reduction of greenhouse gas emissions, disclosure of country-level sourcing and human rights risk assessment processes for apparel companies, and sustainability reporting.
After commitments from Pioneer Natural Resources Company and QEP Resources, Calvert has withdrawn one shareholder proposal and decided not to file a second one for the 2014 proxy season. The two companies agreed to improve disclosure and continue engagement regarding key challenges related to hydraulic fracturing, such as water use and emissions reduction. The resulting disclosures will help Calvert and the companies better understand how they are managing these important opportunities and risks.
Also, an effort led by Calvert Investments and other institutional investors drove the World Federation of Exchanges (WFE) to announce the launch of a Sustainability Working Group in March to develop a consensus on sustainability reporting. Such a standard would promote greater transparency and fairness in the capital markets, improve cost-efficiencies, promote timeliness and consistency for reporting companies, and equip investors to value companies more accurately and make more informed investment decisions.
During the period, Calvert filed proxy resolutions with all the U.S. publicly traded financial exchanges-CBOE, CME, IntercontinentalExchange Group/NYSE and NASDAQ OMX (NDAQ)-on this issue. However, all resolutions were withdrawn after leadership agreed to join the Working Group. We congratulate these WFE member exchanges for their leadership on investor information transparency.
Calvert was a part of the working group that developed the Shareholder Director Exchange Protocol (SDX) released in February. The protocol addresses the increasing levels of direct engagement between institutional investors, such as activist investors, and public company boards, which can significantly change the dynamic between public companies and investors. Engagement is typically between investors and management, but there is a growing interest on the part of investors and directors for more dialogue, especially when fundamental corporate governance or sustainability issues emerge. The protocol helps lay the basis for productive engagement while addressing common concerns each side may have.

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Community Investments
Many of our Funds participate in Calvert’s High Social Impact Investing program, through the CI notes administered through the Calvert Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.
Through the CI notes' WIN-WIN portfolio (Women Investing in Women), we recently invested in the Opportunity Fund, the leading microfinance provider in California, which provides microloans for small businesses, microsavings accounts, and community real estate financing. Its innovative repayment system allows clients like Chef Tina Ferguson-Riffe to grow her business with a $20,000 loan for new restaurant equipment and repay the loan based on daily credit/debit card sales, instead of large monthly payments.
In December, the CI notes program invested $1.2 million in One Acre Fund, a nonprofit that provides smallholder farmers in Kenya, Rwanda, and Burundi a bundle of services including seed, training, and access to markets. One Acre Fund expects to reach 251,000 farm families in 2014.
Special Equities
A modest but important portion of certain funds is allocated to small private companies developing products or services that address important sustainability or environmental issues facing our society.
One such recent investment, acquired just after the reporting period, was Africa Renewable Energy Fund, which supports small- to medium-scale independent power producers in sub-Saharan Africa with grid-connected, development-stage renewable energy projects, including small hydro, wind, geothermal, solar, biomass and waste gas technologies. Electricity outages continue to be a major problem in many of these countries. This investment will help to address that supply gap in a sustainable manner.
As of March 31, 2014, Calvert Social Investment Foundation (“Calvert Foundation” or “Foundation”) Community Investment Notes represented the following percentages of Fund net assets: Calvert Balanced Portfolio 0.7%, Calvert Equity Portfolio 0.4%, Calvert Bond Portfolio 0.4%, Calvert International Equity Fund 1.2%, Calvert Capital Accumulation Fund 0.4%, and Calvert Small Cap Fund 0.3%. The Calvert Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Investments-sponsored investment product.
As of March 31, 2014, the following companies represented the following percentages of Portfolio net assets: Pioneer Natural Resources Company .22% of Calvert Social Index Fund, 1.14% of Calvert  Bond Portfolio and .29% of Calvert Balanced Portfolio;  QEP Resources .04% of Calvert  Social Index Fund, CBOE 0.04% of Calvert Social Index Fund, CME 0.19% of Calvert Social Index Fund, IntercontinentalExchange Group/NYSE 0.18% of Calvert Social Index Fund and 2.46% of Calvert Equity Portfolio, and NASDAQ OMX (NDAQ) 0.03% of Calvert Social Index Fund. Africa Renewable Energy Fund represented 0% of each of Calvert Equity Portfolio and Calvert International Equity Fund. Holdings are subject to change.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 - 3/31/14
Class A
Actual	$1,000.00	$1,122.34	$3.97
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per year before expenses)

Class B
Actual	$1,000.00	$1,117.14	$9.24
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)

Class C
Actual	$1,000.00	$1,117.94	$8.23
Hypothetical	$1,000.00	$1,017.16	$7.84
(5% return per year before expenses)

Class I
Actual	$1,000.00	$1,125.47	$1.11
Hypothetical	$1,000.00	$1,023.88	$1.06
(5% return per year before expenses)

Class Y
Actual	$1,000.00	$1,123.93	$2.72
Hypothetical	$1,000.00	$1,022.37	$2.59
(5% return per year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.56%, 0.21%, and 0.51% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2014

Equity Securities - 98.7%	Shares	Value
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,498	$216,801
DigitalGlobe, Inc.*	1,575	45,691
Exelis, Inc.	4,348	82,655
Hexcel Corp.*	2,312	100,665
Rockwell Collins, Inc.	3,347	266,656
		712,468

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,675	192,533
Expeditors International of Washington, Inc.	5,162	204,570
FedEx Corp.	7,468	989,958
United Parcel Service, Inc., Class B	18,187	1,771,050
		3,158,111

Airlines - 0.4%
Alaska Air Group, Inc.	1,610	150,229
Delta Air Lines, Inc.	21,572	747,470
JetBlue Airways Corp.*	5,023	43,650
Southwest Airlines Co.	17,941	423,587
		1,364,936

Auto Components - 0.8%
Autoliv, Inc.	2,373	238,130
BorgWarner, Inc.	5,606	344,601
Delphi Automotive plc	7,073	479,974
Gentex Corp.	3,335	105,153
Johnson Controls, Inc.	17,693	837,233
Tenneco, Inc.*	1,409	81,821
TRW Automotive Holdings Corp.*	2,949	240,697
Visteon Corp.*	1,153	101,971
		2,429,580

Automobiles - 0.8%
Ford Motor Co.	100,964	1,575,038
Harley-Davidson, Inc.	5,396	359,428
Tesla Motors, Inc.*	2,113	440,455
		2,374,921

Banks - 9.3%
Associated Banc-Corp.	3,832	69,206
Bank of America Corp.	272,093	4,680,000
Bank of Hawaii Corp.	1,029	62,368
BB&T Corp.	17,961	721,493
BOK Financial Corp.	476	32,868
CapitalSource, Inc.	4534	66,151
CIT Group, Inc.	4,929	241,620
Citigroup, Inc.	78,214	3,722,986

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Equity Securities - Cont'd	Shares	Value

Banks - Cont'd
City National Corp.	1,091	$85,883
Comerica, Inc.	4,637	240,197
Commerce Bancshares, Inc.	1,866	86,620
Cullen/Frost Bankers, Inc.	1,211	93,889
East West Bancorp, Inc.	4,056	148,044
Fifth Third Bancorp	22,332	512,519
First Horizon National Corp.	5,555	68,549
First Niagara Financial Group, Inc.	8,164	77,150
First Republic Bank	3,145	169,799
FirstMerit Corp.	3,813	79,425
FNB Corp.	3,358	44,997
Fulton Financial Corp.	4,472	56,258
Hancock Holding Co.	1,896	69,488
Huntington Bancshares, Inc.	20,980	209,171
IBERIABANK Corp.	684	47,983
JPMorgan Chase & Co.	96,910	5,883,406
KeyCorp	22,504	320,457
M&T Bank Corp.	3,451	418,606
Popular, Inc.*	2,383	73,849
Prosperity Bancshares, Inc.	1,293	85,532
Regions Financial Corp.	35,866	398,471
Signature Bank*	1,091	137,019
SunTrust Banks, Inc.	13,463	535,693
Susquehanna Bancshares, Inc.	4,324	49,250
SVB Financial Group*	1,050	135,219
Synovus Financial Corp.	22,610	76,648
TCF Financial Corp.	3,794	63,208
The PNC Financial Services Group, Inc.	13,548	1,178,676
UMB Financial Corp.	853	55,189
Umpqua Holdings Corp.	2,582	48,128
US Bancorp	46,233	1,981,546
Valley National Bancorp	4,611	48,000
Webster Financial Corp.	2,089	64,884
Wells Fargo & Co.	122,164	6,076,437
Zions Bancorporation	4,256	131,851
		29,348,733

Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	5,047	274,860
PepsiCo, Inc.	38,995	3,256,082
The Coca-Cola Co.	98,204	3,796,567
		7,327,509

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc.*	5,084	773,429
Alkermes plc*	3,552	156,608
Amgen, Inc.	19,503	2,405,500
Ariad Pharmaceuticals, Inc.*	4,280	34,497
Biogen Idec, Inc.*	6,279	1,920,558
Cepheid, Inc.*	1,555	80,207

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Equity Securities - Cont'd	Shares	Value

Biotechnology - Cont'd
Cubist Pharmaceuticals, Inc.*	1,804	$131,962
Gilead Sciences, Inc.*	40,543	2,872,877
Incyte Corp.*	3,968	212,367
Isis Pharmaceuticals, Inc.*	3,137	135,550
Medivation, Inc.*	1,979	127,388
Myriad Genetics, Inc.*	1,854	63,388
Pharmacyclics, Inc.*	1,690	169,372
Regeneron Pharmaceuticals, Inc.*	2,084	625,783
Seattle Genetics, Inc.*	2,973	135,450
Theravance, Inc.*	1,604	49,628
United Therapeutics Corp.*	1,058	99,484
Vertex Pharmaceuticals, Inc.*	6,256	442,424
		10,436,472

Building Products - 0.2%
A.O. Smith Corp.	1,793	82,514
Lennox International, Inc.	1,060	96,365
Masco Corp.	8,924	198,202
Owens Corning	2,548	109,997
USG Corp.*	2,129	69,661
		556,739

Capital Markets - 3.1%
Affiliated Managers Group, Inc.*	1,289	257,864
Bank of New York Mellon Corp.	28,910	1,020,234
BlackRock, Inc.	3,194	1,004,449
Charles Schwab Corp.	29,935	818,124
E*Trade Financial Corp.*	7,313	168,345
Eaton Vance Corp.	2,801	106,886
Federated Investors, Inc., Class B	2,169	66,241
Franklin Resources, Inc.	10,090	546,676
Goldman Sachs Group, Inc.	10,820	1,772,857
Invesco Ltd.	10,712	396,344
Janus Capital Group, Inc.	3,458	37,588
Legg Mason, Inc.	2,503	122,747
Morgan Stanley	36,001	1,122,151
Northern Trust Corp.	5,514	361,498
SEI Investments Co.	3,342	112,325
State Street Corp.	11,202	779,099
Stifel Financial Corp.*	1,363	67,823
T. Rowe Price Group, Inc.	6,500	535,275
TD Ameritrade Holding Corp.	6,017	204,277
Waddell & Reed Financial, Inc.	1,975	145,401
		9,646,204

Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,370	639,245
Airgas, Inc.	1,682	179,150
Cabot Corp.	1,370	80,912
Ecolab, Inc.	6,804	734,764

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 15

Equity Securities - Cont'd	Shares	Value

Chemicals - Cont'd
H.B. Fuller Co.	1,160	$56,005
International Flavors & Fragrances, Inc.	2,062	197,272
Praxair, Inc.	7,428	972,845
Sensient Technologies Corp.	1,154	65,097
Sigma-Aldrich Corp.	2,948	275,284
		3,200,574

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	3,013	54,385
KAR Auction Services, Inc.	3,285	99,700
Pitney Bowes, Inc.	4,656	121,009
RR Donnelley & Sons Co.	4,193	75,055
The ADT Corp.	5,090	152,445
		502,594

Communications Equipment - 2.6%
ARRIS Group, Inc.*	2,647	74,592
Aruba Networks, Inc.*	2,633	49,369
Ciena Corp.*	2,386	54,258
Cisco Systems, Inc.	134,204	3,007,511
F5 Networks, Inc.*	1,965	209,528
Harris Corp.	2,698	197,386
InterDigital, Inc.	952	31,521
JDS Uniphase Corp.*	5,483	76,762
Juniper Networks, Inc.*	12,387	319,089
Motorola Solutions, Inc.	5,935	381,561
Plantronics, Inc.	1,011	44,939
Polycom, Inc.*	3,919	53,769
QUALCOMM, Inc.	43,641	3,441,529
Riverbed Technology, Inc.*	3,790	74,701
Viasat, Inc.*	965	66,623
		8,083,138

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,402	77,273
EMCOR Group, Inc.	1,548	72,431
Quanta Services, Inc.*	5,487	202,470
		352,174

Construction Materials - 0.0%
Eagle Materials, Inc.	1,145	101,516

Consumer Finance - 1.4%
American Express Co.	23,561	2,121,197
Capital One Financial Corp.	14,579	1,124,915
Discover Financial Services	11,957	695,778
Portfolio Recovery Associates, Inc.*	1,174	67,928
SLM Corp.	11,407	279,243
		4,289,061

16 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,527	$100,935
Avery Dennison Corp.	2,263	114,666
Ball Corp.	3,351	183,668
Bemis Co., Inc.	2,376	93,234
Greif, Inc.	701	36,796
MeadWestvaco Corp.	4,097	154,211
Owens-Illinois, Inc.*	3,792	128,284
Rock-Tenn Co.	1,811	191,187
Sealed Air Corp.	4,526	148,770
Sonoco Products Co.	2,316	95,002
		1,246,753

Distributors - 0.1%
Genuine Parts Co.	3,769	327,338
Pool Corp.	1,077	66,041
		393,379

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	1,307	55,404
Graham Holdings Co.	100	70,375
Sotheby's	1,577	68,678
Weight Watchers International, Inc.	622	12,776
		207,233

Diversified Financial Services - 0.8%
CBOE Holdings, Inc.	2,021	114,389
CME Group, Inc.	8,069	597,187
IntercontinentalExchange Group, Inc.	2,916	576,872
McGraw Hill Financial, Inc.	6,875	524,562
Moody's Corp.	4,715	373,994
MSCI, Inc.*	2,791	120,069
The NASDAQ OMX Group, Inc.	2,662	98,334
		2,405,407

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	133,493	4,681,599
CenturyLink, Inc.	14,849	487,641
Frontier Communications Corp.	23,071	131,505
Level 3 Communications, Inc.*	4,120	161,257
tw telecom, Inc.*	3,364	105,159
Windstream Holdings, Inc.	13,687	112,781
		5,679,942

Electric Utilities - 0.2%
Cleco Corp.	1,394	70,508
Hawaiian Electric Industries, Inc.	2,285	58,085
IDACORP, Inc.	1,159	64,290
ITC Holdings Corp.	3,627	135,468
OGE Energy Corp.	5,039	185,234
Portland General Electric Co.	1,784	57,695
		571,280

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 17

Equity Securities - Cont'd	Shares	Value

Electrical Equipment - 1.2%
Acuity Brands, Inc.	988	$130,979
AMETEK, Inc.	5,996	308,734
Brady Corp.	1,073	29,132
Eaton Corp. plc	12,009	902,116
Emerson Electric Co.	18,105	1,209,414
General Cable Corp.	1,150	29,451
Hubbell, Inc., Class B	1,246	149,358
Polypore International, Inc.*	1,075	36,776
Regal-Beloit Corp.	1,039	75,546
Rockwell Automation, Inc.	3,498	435,676
Roper Industries, Inc.	2,428	324,162
		3,631,344

Electronic Equipment & Instruments - 1.1%
Amphenol Corp.	3,875	355,144
Anixter International, Inc.	614	62,333
Arrow Electronics, Inc.*	2,310	137,122
Avnet, Inc.	3,509	163,274
Belden, Inc.	1,007	70,087
Cognex Corp.*	1,909	64,639
Corning, Inc.	36,177	753,205
Dolby Laboratories, Inc.*	1,127	50,152
FEI Co.	963	99,208
FLIR Systems, Inc.	3,280	118,080
Ingram Micro, Inc.*	3,528	104,288
IPG Photonics Corp.*	799	56,793
Itron, Inc.*	902	32,057
Jabil Circuit, Inc.	4,250	76,500
Knowles Corp.*	2,064	65,160
National Instruments Corp.	2,246	64,438
TE Connectivity Ltd.	10,406	626,545
Tech Data Corp.*	872	53,157
Trimble Navigation Ltd.*	6,490	252,266
Vishay Intertechnology, Inc.	3,049	45,369
Zebra Technologies Corp.*	1,173	81,418
		3,331,235

Energy Equipment & Services - 0.5%
Bristow Group, Inc.	839	63,361
Cameron International Corp.*	5,996	370,373
CARBO Ceramics, Inc.	456	62,924
Dresser-Rand Group, Inc.*	1,759	102,743
Dril-Quip, Inc.*	936	104,926
FMC Technologies, Inc.*	5,804	303,491
Helix Energy Solutions Group, Inc.*	2,267	52,096
Noble Corp. plc	6,446	211,042
SEACOR Holdings, Inc.*	432	37,333
Tidewater, Inc.	1,142	55,524
Unit Corp.*	1,006	65,772
		1,429,585

18 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	885	$59,817
Costco Wholesale Corp.	11,323	1,264,553
CVS Caremark Corp.	30,306	2,268,707
Fresh Market, Inc.*	922	30,979
Safeway, Inc.	6,101	225,371
Sysco Corp.	14,780	534,001
United Natural Foods, Inc.*	1,139	80,778
Walgreen Co.	22,255	1,469,498
Whole Foods Market, Inc.	9,685	491,126
		6,424,830

Food Products - 1.3%
Campbell Soup Co.	4,481	201,107
Darling International, Inc.*	3,794	75,956
Flowers Foods, Inc.	4,035	86,551
General Mills, Inc.	15,753	816,320
Hain Celestial Group, Inc.*	1,285	117,539
Ingredion, Inc.	1,790	121,863
J.M. Smucker Co.	2,707	263,229
Kellogg Co.	6,514	408,493
Keurig Green Mountain, Inc.	3,309	349,397
Kraft Foods Group, Inc.	15,066	845,203
Lancaster Colony Corp.	446	44,341
McCormick & Co., Inc.	3,311	237,531
The Hershey Co.	3,705	386,802
The WhiteWave Foods Co.*	3,994	113,989
TreeHouse Foods, Inc.*	838	60,328
		4,128,649

Gas Utilities - 0.2%
AGL Resources, Inc.	2,740	134,150
Atmos Energy Corp.	2,495	117,589
New Jersey Resources Corp.	955	47,559
ONE Gas, Inc.*	1,267	45,523
Piedmont Natural Gas Co., Inc.	1,755	62,109
Questar Corp.	4,045	96,190
South Jersey Industries, Inc.	742	41,619
Southwest Gas Corp.	1,070	57,193
WGL Holdings, Inc.	1,194	47,832
		649,764

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,774	60,937
Align Technology, Inc.*	1,620	83,900
Baxter International, Inc.	13,732	1,010,401
Becton Dickinson & Co.	4,881	571,467
Covidien plc	11,590	853,719
DENTSPLY International, Inc.	3,286	151,287
Edwards Lifesciences Corp.*	2,866	212,571
Haemonetics Corp.*	1,187	38,684
Hologic, Inc.*	7,001	150,523

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 19

Equity Securities - Cont'd	Shares	Value

Health Care Equipment & Supplies - Cont'd
IDEXX Laboratories, Inc.*	1,212	$147,137
Intuitive Surgical, Inc.*	964	422,222
Medtronic, Inc.	25,285	1,556,039
ResMed, Inc.	3,279	146,539
Sirona Dental Systems, Inc.*	1,310	97,818
St. Jude Medical, Inc.	7,190	470,154
Stryker Corp.	7,307	595,301
Teleflex, Inc.	949	101,771
The Cooper Co.'s, Inc.	1,129	155,079
Thoratec Corp.*	1,327	47,520
Varian Medical Systems, Inc.*	2,485	208,715
West Pharmaceutical Services, Inc.	1,610	70,920
		7,152,704

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	5,814	381,340
Brookdale Senior Living, Inc.*	2,320	77,743
Cardinal Health, Inc.	8,565	599,379
Centene Corp.*	1,259	78,373
CIGNA Corp.	6,783	567,940
DaVita HealthCare Partners, Inc.*	4,337	298,602
Express Scripts Holding Co.*	20,084	1,508,107
HCA Holdings, Inc.*	8,256	433,440
Henry Schein, Inc.*	2,124	253,542
Laboratory Corporation of America Holdings*	2,077	203,982
LifePoint Hospitals, Inc.*	1,096	59,787
McKesson Corp.	5,814	1,026,578
Mednax, Inc.*	2,602	161,272
Owens & Minor, Inc.	1,461	51,179
Patterson Co.'s, Inc.	1,921	80,221
Quest Diagnostics, Inc.	3,503	202,894
VCA Antech, Inc.*	2,047	65,975
WellCare Health Plans, Inc.*	1,005	63,838
		6,114,192

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,654	65,882
athenahealth, Inc.*	944	151,266
Cerner Corp.*	7,504	422,100
HMS Holdings Corp.*	2,025	38,576
		677,824

Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	1,528	80,144
Chipotle Mexican Grill, Inc.*	784	445,351
Darden Restaurants, Inc.	3,349	169,995
Dunkin' Brands Group, Inc.	2,453	123,091
McDonald's Corp.	25,138	2,464,278
Panera Bread Co.*	646	114,000
Starbucks Corp.	19,563	1,435,533

20 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Hotels, Restaurants & Leisure - Cont'd
The Cheesecake Factory, Inc.	1,143	$54,441
Vail Resorts, Inc.	828	57,712
Wendy's Co.	6,526	59,517
		5,004,062

Household Durables - 0.4%
D.R. Horton, Inc.	6,575	142,349
Garmin Ltd.	3,119	172,356
Harman International Industries, Inc.	1,719	182,902
Mohawk Industries, Inc.*	1,519	206,554
PulteGroup, Inc.	8,090	155,247
Tempur Sealy International, Inc.*	1,393	70,583
The Ryland Group, Inc.	1,068	42,645
Tupperware Brands Corp.	1,194	100,009
Whirlpool Corp.	1,933	288,906
		1,361,551

Household Products - 2.7%
Church & Dwight Co., Inc.	3,436	237,324
Colgate-Palmolive Co.	22,042	1,429,865
Kimberly-Clark Corp.	9,696	1,068,984
Procter & Gamble Co.	69,383	5,592,270
The Clorox Co.	3,210	282,512
		8,610,955

Industrial Conglomerates - 1.1%
3M Co.	16,135	2,188,874
Carlisle Co.'s, Inc.	1,472	116,789
Danaher Corp.	15,238	1,142,850
		3,448,513

Insurance - 3.2%
ACE Ltd.	8,584	850,331
Aflac, Inc.	11,768	741,855
Alleghany Corp.*	387	157,656
Allied World Assurance Co. Holdings AG	800	82,552
American Financial Group, Inc.	1,641	94,702
Aon plc	7,626	642,719
Arch Capital Group Ltd.*	2,981	171,527
Arthur J. Gallagher & Co.	3,293	156,681
Aspen Insurance Holdings Ltd.	1,558	61,853
Assured Guaranty Ltd.	3,983	100,850
AXIS Capital Holdings Ltd.	2,448	112,241
Brown & Brown, Inc.	2,744	84,405
Cincinnati Financial Corp.	3,733	181,648
CNO Financial Group, Inc.	5,134	92,925
Endurance Specialty Holdings Ltd.	1,022	55,014
Erie Indemnity Co.	571	39,833
Everest Re Group Ltd.	1,122	171,722
Fidelity National Financial, Inc.	7,303	229,606
First American Financial Corp.	2,464	65,419

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 21

Equity Securities - Cont'd	Shares	Value

Insurance - Cont'd
Genworth Financial, Inc.*	12,405	$219,941
Hanover Insurance Group, Inc.	1,010	62,054
HCC Insurance Holdings, Inc.	2,311	105,127
Kemper Corp.	1,209	47,357
Lincoln National Corp.	6,451	326,872
Markel Corp.*	351	209,231
MBIA, Inc.*	3,300	46,167
Mercury General Corp.	836	37,687
PartnerRe Ltd.	1,195	123,682
Platinum Underwriters Holdings Ltd.	674	40,507
Principal Financial Group, Inc.	6,694	307,857
ProAssurance Corp.	1,427	63,544
Progressive Corp.	13,380	324,064
Protective Life Corp.	1,808	95,083
Prudential Financial, Inc.	11,907	1,007,928
RenaissanceRe Holdings Ltd.	1,028	100,333
StanCorp Financial Group, Inc.	1,024	68,403
The Chubb Corp.	6,167	550,713
The Hartford Financial Services Group, Inc.	11,007	388,217
The Travelers Co.'s, Inc.	9,106	774,921
Torchmark Corp.	2,113	166,293
Unum Group	6,596	232,905
Validus Holdings Ltd.	2,407	90,768
White Mountains Insurance Group Ltd.	127	76,187
Willis Group Holdings plc	4,404	194,349
WR Berkley Corp.	2,530	105,299
XL Group plc	6,606	206,437
		10,065,465

Internet & Catalog Retail - 2.0%
Amazon.com, Inc.*	9,676	3,256,167
Expedia, Inc.	2,475	179,437
Liberty Interactive Corp.*	11,802	340,724
Liberty Ventures*	933	121,598
Netflix, Inc.*	1,554	547,055
The Priceline Group, Inc.*	1,337	1,593,557
TripAdvisor, Inc.*	2,840	257,276
		6,295,814

Internet Software & Services - 3.8%
Akamai Technologies, Inc.*	4,459	259,558
AOL, Inc.*	1,769	77,429
CoStar Group, Inc.*	755	140,989
eBay, Inc.*	29,958	1,654,880
Equinix, Inc.*	1,229	227,168
Google, Inc.*	7,299	8,134,809
j2 Global, Inc.	1,003	50,200
LinkedIn Corp.*	2,573	475,851
Rackspace Hosting, Inc.*	2,667	87,531
Yahoo!, Inc.*	23,991	861,277
		11,969,692

22 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

IT Services - 5.4%
Accenture plc	16,251	$1,295,530
Alliance Data Systems Corp.*	1,343	365,900
Amdocs Ltd.	4,093	190,161
Automatic Data Processing, Inc.	12,309	950,993
Broadridge Financial Solutions, Inc.	2,748	102,061
Cognizant Technology Solutions Corp.*	15,254	772,005
Computer Sciences Corp.	3,714	225,885
Convergys Corp.	2,396	52,496
CoreLogic, Inc.*	2,205	66,238
DST Systems, Inc.	694	65,784
Fidelity National Information Services, Inc.	7,374	394,140
Fiserv, Inc.*	6,294	356,807
FleetCor Technologies, Inc.*	1,834	211,093
Gartner, Inc.*	2,149	149,227
Genpact Ltd.*	2,604	45,362
Global Payments, Inc.	1,744	124,016
International Business Machines Corp.	25,661	4,939,486
Iron Mountain, Inc.	3,921	108,102
Jack Henry & Associates, Inc.	1,968	109,736
MasterCard, Inc.	26,360	1,969,092
MAXIMUS, Inc.	1,575	70,655
NeuStar, Inc.*	1,485	48,277
Paychex, Inc.	8,329	354,815
Teradata Corp.*	4,095	201,433
Total System Services, Inc.	3,845	116,926
Vantiv, Inc.*	3,594	108,611
VeriFone Systems, Inc.*	2,569	86,884
Visa, Inc.	13,191	2,847,409
Western Union Co.	14,756	241,408
WEX, Inc.*	894	84,975
Xerox Corp.	29,879	337,633
		16,993,140

Leisure Products - 0.2%
Hasbro, Inc.	2,956	164,412
Mattel, Inc.	8,335	334,317
Polaris Industries, Inc.	1,587	221,720
		720,449

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	8,316	465,031
Bio-Rad Laboratories, Inc.*	460	58,935
Illumina, Inc.*	3,311	492,213
Mettler-Toledo International, Inc.*	690	162,619
Techne Corp.	765	65,308
Thermo Fisher Scientific, Inc.	10,074	1,211,298
Waters Corp.*	2,135	231,456
		2,686,860

Machinery - 2.2%
Actuant Corp.	1,690	57,714

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 23

Equity Securities - Cont'd	Shares	Value

Machinery - Cont'd
AGCO Corp.	2,087	$115,119
CLARCOR, Inc.	1,152	66,067
Colfax Corp.*	2,342	167,055
Cummins, Inc.	4,308	641,849
Deere & Co.	9,530	865,324
Donaldson Co., Inc.	3,119	132,246
Dover Corp.	4,348	355,449
Graco, Inc.	1,415	105,757
Harsco Corp.	1,859	43,556
IDEX Corp.	1,888	137,616
Illinois Tool Works, Inc.	10,163	826,557
Lincoln Electric Holdings, Inc.	1,898	136,675
Manitowoc Co., Inc.	3,083	96,960
Nordson Corp.	1,390	97,981
PACCAR, Inc.	8,964	604,532
Pall Corp.	2,774	248,190
Parker Hannifin Corp.	3,754	449,391
Pentair Ltd.	5,029	399,001
Snap-on, Inc.	1,341	152,177
SPX Corp.	1,046	102,832
Stanley Black & Decker, Inc.	3,997	324,716
Terex Corp.	2,566	113,674
The Middleby Corp.*	439	115,988
The Toro Co.	1,316	83,158
Valmont Industries, Inc.	618	91,983
WABCO Holdings, Inc.*	1,445	152,534
Woodward, Inc.	1,395	57,934
Xylem, Inc.	4,275	155,697
		6,897,732

Marine - 0.0%
Kirby Corp.*	1,305	132,131

Media - 3.9%
AMC Networks, Inc.*	1,365	99,768
CBS Corp., Class B	14,040	867,672
Charter Communications, Inc.*	1,672	205,990
DIRECTV*	12,490	954,486
Discovery Communications, Inc.*	5,601	463,203
DISH Network Corp.*	5,156	320,755
DreamWorks Animation SKG, Inc.*	1,643	43,622
Gannett Co., Inc.	5,290	146,004
John Wiley & Sons, Inc.	1,070	61,675
Lamar Advertising Co.*	1,502	76,587
Liberty Global plc:
Common*	9,525	396,240
Series C*	13,410	545,921
Liberty Media Corp.*	2,448	320,027
Madison Square Garden Co.*	1,410	80,060
Meredith Corp.	853	39,605
Morningstar, Inc.	492	38,878

24 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Media - Cont'd
Omnicom Group, Inc.	6,464	$469,286
Regal Entertainment Group	1,821	34,016
Scripps Networks Interactive, Inc.	2,697	204,729
Sirius XM Holdings, Inc.*	72,899	233,277
Starz*	2,214	71,468
The Walt Disney Co.	41,412	3,315,859
Time Warner Cable, Inc.	7,081	971,371
Time Warner, Inc.	22,710	1,483,644
Viacom, Inc., Class B	10,302	875,567
		12,319,710

Metals & Mining - 0.1%
Compass Minerals International, Inc.	827	68,244
Reliance Steel & Aluminum Co.	1,774	125,351
Worthington Industries, Inc.	1,219	46,627
		240,222

Multiline Retail - 0.8%
Big Lots, Inc.*	1,344	50,897
Dillard's, Inc.	555	51,282
Dollar General Corp.*	7,541	418,375
Dollar Tree, Inc.*	5,145	268,466
Family Dollar Stores, Inc.	2,226	129,130
Kohl's Corp.	4,997	283,830
Nordstrom, Inc.	3,601	224,882
Target Corp.	16,029	969,915
		2,396,777

Multi-Utilities - 0.4%
Avista Corp.	1,383	42,389
CMS Energy Corp.	6,739	197,318
Consolidated Edison, Inc.	7,512	403,019
Integrys Energy Group, Inc.	1,836	109,518
MDU Resources Group, Inc.	4,804	164,825
NiSource, Inc.	7,712	274,007
		1,191,076

Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc.*	5,527	305,919
Cimarex Energy Co.	2,170	258,469
Denbury Resources, Inc.	8,595	140,958
Energen Corp.	1,666	134,629
EOG Resources, Inc.	7,082	1,389,276
EQT Corp.	3,939	381,965
Oneok, Inc.	5,071	300,457
Pioneer Natural Resources Co.	3,711	694,477
QEP Resources, Inc.	4,135	121,734
Range Resources Corp.	4,218	349,968
SemGroup Corp.	980	64,366
SM Energy Co.	1,544	110,072
Southwestern Energy Co.*	9,091	418,277

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 25

Equity Securities - Cont'd	Shares	Value

Oil, Gas & Consumable Fuels - Cont'd
Spectra Energy Corp.	17,198	$635,294
Teekay Corp.	875	49,210
Whiting Petroleum Corp.*	3,017	209,350
World Fuel Services Corp.	1,682	74,176
		5,638,597

Paper & Forest Products - 0.0%
Domtar Corp.	753	84,502

Personal Products - 0.2%
Avon Products, Inc.	11,122	162,826
Estee Lauder Co.'s, Inc.	6,405	428,366
		591,192

Pharmaceuticals - 8.0%
AbbVie, Inc.	41,108	2,112,951
Allergan, Inc.	7,571	939,561
Bristol-Myers Squibb Co.	42,628	2,214,525
Eli Lilly & Co.	25,196	1,483,037
Endo International plc*	3,438	236,019
Jazz Pharmaceuticals plc*	1,377	190,962
Johnson & Johnson	72,463	7,118,041
Mallinckrodt plc*	1,330	84,335
Merck & Co., Inc.	74,985	4,256,899
Perrigo Co. plc	3,393	524,761
Pfizer, Inc.	164,618	5,287,530
Questcor Pharmaceuticals, Inc.	1,269	82,396
Salix Pharmaceuticals Ltd.*	1,582	163,911
Zoetis, Inc.	12,782	369,911
		25,064,839

Professional Services - 0.4%
Corporate Executive Board Co.	775	57,528
IHS, Inc.*	1,562	189,783
Manpowergroup, Inc.	2,002	157,818
Nielsen Holdings NV	6,497	289,961
Robert Half International, Inc.	3,203	134,366
The Dun & Bradstreet Corp.	894	88,819
Towers Watson & Co.	1,644	187,498
Verisk Analytics, Inc.*	3,875	232,345
		1,338,118

Real Estate Investment Trusts - 0.2%
Crown Castle International Corp.	8,440	622,703

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	994	42,305
CBRE Group, Inc.*	7,122	195,356
Forest City Enterprises, Inc.*	3,651	69,734
Howard Hughes Corp.*	721	102,894
Jones Lang LaSalle, Inc.	1,026	121,581

26 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Real Estate Management & Development - Cont'd
Realogy Holdings Corp.*	3,715	$161,417
The St. Joe Co.*	2,128	40,964
		734,251

Road & Rail - 0.4%
Avis Budget Group, Inc.*	2,493	121,409
Con-way, Inc.	1,302	53,486
Genesee & Wyoming, Inc.*	1,209	117,660
Hertz Global Holdings, Inc.*	11,145	296,903
JB Hunt Transport Services, Inc.	2,307	165,919
Kansas City Southern	2,729	278,522
Landstar System, Inc.	1,054	62,418
Old Dominion Freight Line, Inc.*	1,611	91,408
Ryder System, Inc.	1,208	96,543
		1,284,268

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	14,122	56,629
Altera Corp.	7,894	286,079
Analog Devices, Inc.	7,896	419,593
Applied Materials, Inc.	30,664	626,159
Atmel Corp.*	9,854	82,379
Avago Technologies Ltd.	6,334	407,973
Cavium, Inc.*	1,193	52,170
Cypress Semiconductor Corp.*	3,167	32,525
Fairchild Semiconductor International, Inc.*	2,946	40,625
First Solar, Inc.*	1,915	133,648
Hittite Microwave Corp.	729	45,956
Intel Corp.	126,855	3,274,128
KLA-Tencor Corp.	4,078	281,953
Lam Research Corp.*	4,071	223,905
Linear Technology Corp.	5,754	280,162
LSI Corp.	14,163	156,784
Marvell Technology Group Ltd.	9,436	148,617
Microchip Technology, Inc.	4,882	233,164
Micron Technology, Inc.*	27,559	652,046
NVIDIA Corp.	14,408	258,047
ON Semiconductor Corp.*	10,402	97,779
Semtech Corp.*	1,572	39,835
Silicon Laboratories, Inc.*	905	47,286
Skyworks Solutions, Inc.*	4,773	179,083
Teradyne, Inc.*	4,419	87,894
Texas Instruments, Inc.	27,973	1,318,927
Xilinx, Inc.	6,543	355,089
		9,818,435

Software - 4.3%
ACI Worldwide, Inc.*	911	53,922
Adobe Systems, Inc.*	11,712	769,947
ANSYS, Inc.*	2,333	179,688
Aspen Technology, Inc.*	2,160	91,498

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 27

Equity Securities - Cont'd	Shares	Value

Software - Cont'd
Autodesk, Inc.*	5,547	$272,801
CA, Inc.	8,070	249,928
Cadence Design Systems, Inc.*	6,537	101,585
Citrix Systems, Inc.*	4,591	263,661
Commvault Systems, Inc.*	1,016	65,989
Compuware Corp.	4,948	51,954
Concur Technologies, Inc.*	1,086	107,590
Electronic Arts, Inc.*	7,746	224,711
FactSet Research Systems, Inc.	928	100,048
Fortinet, Inc.*	3,156	69,527
Informatica Corp.*	2,500	94,450
Intuit, Inc.	7,143	555,225
Mentor Graphics Corp.	2,221	48,906
MICROS Systems, Inc.*	1,770	93,686
Microsoft Corp.	192,059	7,872,498
NetSuite, Inc.*	697	66,097
Nuance Communications, Inc.*	6,089	104,548
PTC, Inc.*	2,763	97,893
QLIK Technologies, Inc.*	2,023	53,792
Red Hat, Inc.*	5,236	277,403
Rovi Corp.*	2,344	53,396
Salesforce.com, Inc.*	14,180	809,536
SolarWinds, Inc.*	1,612	68,720
Solera Holdings, Inc.	1,587	100,521
Symantec Corp.	17,768	354,827
Synopsys, Inc.*	3,565	136,932
The Ultimate Software Group, Inc.*	657	90,009
TIBCO Software, Inc.*	3,521	71,547
		13,552,835

Specialty Retail - 3.2%
Aaron's, Inc.	1,752	52,980
Advance Auto Parts, Inc.	1,813	229,345
American Eagle Outfitters, Inc.	4,010	49,082
Ascena Retail Group, Inc.*	2,938	50,769
Bed Bath & Beyond, Inc.*	6,128	421,606
Best Buy Co., Inc.	6,758	178,479
CarMax, Inc.*	5,525	258,570
Chico's FAS, Inc.	3,710	59,471
CST Brands, Inc.	1,858	58,044
DSW, Inc.	2,563	91,909
GameStop Corp.	3,089	126,958
GNC Holdings, Inc.	2,270	99,925
L Brands, Inc.	6,064	344,253
Lowe's Co.'s, Inc.	26,716	1,306,412
Lumber Liquidators Holdings, Inc.*	634	59,469
O'Reilly Automotive, Inc.*	2,642	392,046
Outerwall, Inc.*	647	46,908
PetSmart, Inc.	2,616	180,216
Pier 1 Imports, Inc.	2,466	46,558
Ross Stores, Inc.	5,482	392,237

28 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Equity Securities - Cont'd	Shares	Value

Specialty Retail - Cont'd
Sally Beauty Holdings, Inc.*	3,448	$94,475
Signet Jewelers Ltd.	2,027	214,578
Staples, Inc.	16,347	185,375
The Buckle, Inc.	645	29,541
The Gap, Inc.	6,883	275,733
The Home Depot, Inc.	36,045	2,852,241
The TJX Co.'s, Inc.	18,252	1,106,984
Tiffany & Co.	2,716	233,983
Tractor Supply Co.	3,442	243,108
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,629	158,795
Williams-Sonoma, Inc.	2,051	136,679
		9,976,729

Technology Hardware, Storage & Peripherals - 5.6%
3D Systems Corp.*	2,454	145,154
Apple, Inc.	23,007	12,348,777
Diebold, Inc.	1,475	58,838
EMC Corp.	52,292	1,433,324
Hewlett-Packard Co.	48,405	1,566,386
Lexmark International, Inc.	1,444	66,843
NCR Corp.*	4,287	156,690
NetApp, Inc.	8,379	309,185
SanDisk Corp.	5,815	472,120
Seagate Technology plc	8,629	484,604
Western Digital Corp.	5,304	487,013
		17,528,934

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	796	63,465
Fossil Group, Inc.*	1,159	135,151
Hanesbrands, Inc.	2,513	192,194
Kate Spade & Co.*	2,830	104,965
Michael Kors Holdings Ltd.*	4,634	432,213
Nike, Inc., Class B	18,992	1,402,749
PVH Corp.	2,036	254,032
Under Armour, Inc.*	2,046	234,553
Wolverine World Wide, Inc.	3,529	100,753
		2,920,075

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	3,170	39,783
Hudson City Bancorp, Inc.	10,981	107,943
MGIC Investment Corp.*	7,788	66,354
New York Community Bancorp, Inc.	11,217	180,257
Ocwen Financial Corp.*	2,693	105,512
People's United Financial, Inc.	7,425	110,410
Radian Group, Inc.	4,002	60,150
Washington Federal, Inc.	2,390	55,687
		726,096

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 29

Equity Securities - Cont'd	Shares	Value

Trading Companies & Distributors - 0.5%
Air Lease Corp.	2,241	$83,567
Applied Industrial Technologies, Inc.	974	46,986
Beacon Roofing Supply, Inc.*	1,129	43,647
Fastenal Co.	6,753	333,058
MRC Global, Inc.*	2,347	63,275
MSC Industrial Direct Co., Inc.	1,112	96,210
United Rentals, Inc.*	2,373	225,293
W.W. Grainger, Inc.	1,565	395,413
Watsco, Inc.	621	62,044
WESCO International, Inc.*	1,018	84,718
		1,434,211

Water Utilities - 0.1%
American Water Works Co., Inc.	4,504	204,482
Aqua America, Inc.	4,173	104,617
		309,099

Wireless Telecommunication Services - 0.1%
SBA Communications Corp.*	3,321	302,078
Telephone & Data Systems, Inc.	2,275	59,628
		361,706

Total Equity Securities (Cost $220,156,968)		310,249,590

Time Deposit - 1.9%	Principal Amount
State Street Bank Time Deposit, 0.083%, 4/1/14	$5,779,133	5,779,133

Total Time Deposit (Cost $5,779,133)		5,779,133

TOTAL INVESTMENTS (Cost $225,936,101) - 100.6%		316,028,723
Other assets and liabilities, net - (0.6%)		(1,728,576)
Net Assets - 100%		$314,300,147

See notes to financial statements.

30 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 10,582,859 shares outstanding	$122,533,738
Class B: 103,969 shares outstanding	870,529
Class C: 1,224,382 shares outstanding	15,463,975
Class I: 4,737,092 shares outstanding	66,934,333
Class Y: 1,470,558 shares outstanding	20,070,621
Undistributed net investment income	802,355
Accumulated net realized gain (loss)	(2,468,026)
Net unrealized appreciation (depreciation)	90,092,622

Net Assets	$314,300,147

Net Asset Value Per Share
Class A (based on net assets of $183,185,299)	$17.31
Class A (based on net assets of $1,717,082	$16.52
Class A (based on net assets of $20,240,125	$16.53
Class A (based on net assets of $83,496,046	$17.63
Class A (based on net assets of $25,661,595	$17.45

* Non-income producing security.
Abbreviations:
plc: Public Limited Company
See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 31

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2014

Net Investment Income
Investment Income:
Interest income	$1,009
Dividend income (net of foreign taxes withheld of $584)	2,560,200
Total investment income	2,561,209
Expenses:
Investment advisory fee	250,953
Transfer agency fees and expenses	167,786
Distribution Plan expenses:
Class A	207,903
Class B	8,919
Class C	88,229
Directors' fees and expenses	10,703
Administrative fees	222,564
Accounting fees	17,184
Custodian fees	36,099
Registration fees	36,553
Reports to shareholders	25,748
Professional fees	17,348
Miscellaneous	24,455
Total expenses	1,114,444
Reimbursement from Advisor:
Class A	(86,177)
Class B	(5,517)
Class C	(3,697)
Class I	(62,343)
Class Y	(5,382)
Fees waived	(27,855)
Net expenses	923,473

Net Investment Income	1,637,736

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	1,838,709
Change in unrealized appreciation (depreciation)	29,035,987

Net Realized and Unrealized Gain (Loss) on Investments	30,874,696

Increase (Decrease) in Net Assets Resulting From Operations	$32,512,432

See notes to financial statements.

32 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Operations:
Net investment income	$1,637,736	$2,602,814
Net realized gain (loss)	1,838,709	8,753,449
Change in unrealized appreciation (depreciation)	29,035,987	29,787,618

Increase (Decrease) in Net Assets Resulting From Operations	32,512,432	41,143,881

Distributions to shareholders from:
Net investment income:
Class A shares	(1,407,040)	(1,117,487)
Class B shares	(464)	(3,479)
Class C shares	(18,929)	(21,680)
Class I shares	(988,369)	(643,373)
Class Y shares	(240,614)	(77,419)

Net realized gain:
Class A shares	(3,533,072)	—
Class B shares	(41,431)	—
Class C shares	(390,522)	—
Class I shares	(1,638,432)	—
Class Y shares	(585,244)	—
Total distributions	(8,844,117)	(1,863,438)

Capital share transactions:
Shares sold:
Class A shares	28,503,098	47,024,487
Class B shares	45,905	73,100
Class C shares	4,203,891	4,908,631
Class I shares	12,501,524	21,470,431
Class Y shares	6,157,260	10,205,742
Reinvestment of distributions:
Class A shares	4,659,826	1,023,110
Class B shares	37,877	3,066
Class C shares	288,333	14,823
Class I shares	2,618,195	627,176
Class Y shares	816,481	1,165
Redemption fees:
Class A shares	2,198	83
Class C shares	2	371
Class Y shares	983	—
Shares redeemed:
Class A shares	(13,548,300)	(18,733,470)
Class B shares	(254,993)	(653,406)
Class C shares	(997,901)	(1,860,205)
Class I shares	(4,587,095)	(7,462,580)
Class Y shares	(6,581,298)	(2,847,707)
Total capital share transactions	33,865,986	53,794,817
Total Increase (Decrease) in Net Assets	57,534,301	93,075,260

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 33

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in Net Assets - Cont'd
Net Assets	Six Months Ended March 31, 2014	Year Ended September 30, 2013
Beginning of period	$256,765,846	$163,690,586
End of period (including undistributed net investment income of $802,355 and $1,820,035, respectively)	$314,300,147	$256,765,846

Capital Share Activity
Shares sold:
Class A shares	1,687,911	3,254,493
Class B shares	2,852	4,911
Class C shares	261,734	349,358
Class I shares	727,880	1,513,414
Class Y shares	364,303	696,045
Reinvestment of distributions:
Class A shares	278,830	78,762
Class B shares	2,401	246
Class C shares	18,237	1,189
Class I shares	153,332	47,549
Class Y shares	48,475	89
Shares redeemed:
Class A shares	(803,587)	(1,292,049)
Class B shares	(15,774)	(47,964)
Class C shares	(62,779)	(130,755)
Class I shares	(267,541)	(497,802)
Class Y shares	(392,482)	(194,494)
Total capital share activity	2,003,792	3,782,992

See notes to financial statements.

34 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

NOTES TO FINANCIAL STATEMENTS
Note A - Significant Accounting Policies
General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock - Classes A, B, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the "Procedures") to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the "Advisor" or "Calvert") and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited) 35

hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the

36 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2014, no securities were fair valued in good faith under the direction of the Board.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities *	$310,249,590	—	—	$310,249,590
Other debt obligations	—	$5,779,133	—	5,779,133
TOTAL	$310,249,590	$5,779,133	—	$316,028,723

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Note B - Related Party Transactions
Calvert Investment Management, Inc. (the "Advisor") is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .15% (.20% prior to January 1, 2014) of the Fund’s average daily net assets. Under the terms of the agreement, $39,302 was payable at period end. In addition, $9,984 was payable at period end for operating expenses paid by the Advisor during March 2014. For the six months ended March 31, 2014, the advisor voluntarily waived $27,855 of its fee.
The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, B, C, and Y through January 31, 2015 and for Class I through January 31, 2016. The contractual expense cap is .75%, 1.75%, 1.75%, .21%, and .60% for Class A, B, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .15% (.20% prior to January 1, 2014) for Classes A, B, C, and Y shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $35,806 was payable at period end.

38 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of Class A, B, and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, B, and C, respectively. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement, $56,383 was payable at period end.
CID received $52,560 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2014.
Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $13,911 for the six months ended March 31, 2014. Under the terms of the agreement, $2,486 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Directors’ fees are allocated to each of the funds served.
Note C - Investment Activity and Tax Information
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $29,101,086 and $3,219,264, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
As of March 31, 2014, the tax basis components of unrealized appreciation/(depreciation)and the federal tax cost were as follows:

Unrealized appreciation	$87,798,984
Unrealized (depreciation)	(1,925,710)
Net unrealized appreciation/(depreciation)	$85,873,274

Federal income tax cost of investments	$230,155,449
Note D - Line of Credit
A financing agreement is in place with the Calvert Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee

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of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2014. For the six months ended March 31, 2014, borrowings by the Fund under the agreement were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$28,066	1.34%	$1,784,456	January 2014
Note E - Subsequent Events
In preparing the financial statements as of March 31, 2014, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

40 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

FINANCIAL HIGHLIGHTS

			Periods Ended
Class A Shares	March 31, 2014 (z)		September 30, 2013 (z)	September 30, 2012 (z)
Net asset value, beginning	$15.90		$13.27	$10.35
Income from investment operations:
Net investment income	.09		.17	.13
Net realized and unrealized gain (loss)	1.83		2.61	2.89
Total from investment operations	1.92		2.78	3.02
Distributions from:
Net investment income	(.14)		(.15)	(.10)
Net realized gain	(.37)		—	—
Total distributions	(.51)		(.15)	(.10)
Total increase (decrease) in net asset value	1.41		2.63	2.92
Net asset value, ending	$17.31		$15.90	$13.27

Total return*	12.23%		21.16%	29.36%
Ratios to average net assets: A
Net investment income	1.03%	(a)	1.15%	1.03%
Total expenses	.87%	(a)	1.02%	1.11%
Expenses before offsets	.75%	(a)	.75%	.75%
Net expenses	.75%	(a)	.75%	.75%
Portfolio turnover	1%		14%	7%
Net assets, ending (in thousands)	$183,185		$149,738	$97,904

		Years Ended
Class A Shares	September 30, 2011 (z)	September 30, 2010	September 30, 2009 (z)
Net asset value, beginning	$10.48	$9.70	$10.44
Income from investment operations:
Net investment income	.09	.08	.11
Net realized and unrealized gain (loss)	(.14)	.80	(.75)
Total from investment operations	(.05)	.88	(.64)
Distributions from:
Net investment income	(.08)	(.10)	(.10)
Net realized gain	—	—	—
Total distributions	(.08)	(.10)	(.10)
Total increase (decrease) in net asset value	(.13)	.78	(.74)
Net asset value, ending	$10.35	$10.48	$9.70

Total return*	(.57%)	9.06%	(5.80%)
Ratios to average net assets: A
Net investment income	.81%	.77%	1.34%
Total expenses	.99%	1.06%	1.16%
Expenses before offsets	75%	.75%	.75%
Net expenses	75%	.75%	.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$71,741	$71,952	$63,609
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods Ended
Class B Shares	March 31, 2014 (z)		September 30, 2013 (z)	September 30, 2012 (z)
Net asset value, beginning	$15.14		$12.65	$9.87
Income from investment operations:
Net investment income	**		.03	—
Net realized and unrealized gain (loss)	1.75		2.48	2.78
Total from investment operations	1.75		2.51	2.78
Distributions from:
Net investment income	**		(.02)	—
Net realized gain	(.37)		—	—
Total distributions	(.37)		(.02)	—
Total increase (decrease) in net asset value	1.38		2.49	2.78
Net asset value, ending	$16.52		$15.14	$12.65

Total return*	11.71%		19.92%	28.17%
Ratios to average net assets: A
Net investment income	.03%	(a)	.20%	.04%
Total expenses	2.39%	(a)	2.46%	2.38%
Expenses before offsets	1.75%	(a)	1.75%	1.75%
Net expenses	1.75%	(a)	1.75%	1.75%
Portfolio turnover	1%		14%	7%
Net assets, ending (in thousands)	$1,717		$1,733	$1,989

		Years Ended
Class B Shares	September 30, 2011 (z)	September 30, 2010	September 30, 2009 (z)
Net asset value, beginning	$10.03	$9.30	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.06)	.03
Net realized and unrealized gain (loss)	(.14)	.80	(.71)
Total from investment operations	(.16)	.74	(.68)
Distributions from:
Net investment income	—	(.01)	(.03)
Net realized gain	—	—	—
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.73	(.71)
Net asset value, ending	$9.87	$10.03	$9.30

Total return*	(1.60%)	7.94%	(6.67%)
Ratios to average net assets: A
Net investment income (loss)	(.19%)	(.23%)	.37%
Total expenses	2.31%	2.30%	2.46%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$2,324	$2,956	$3,433
See notes to financial highlights.

42 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

FINANCIAL HIGHLIGHTS

			Periods Ended
Class C Shares	March 31, 2014 (z)		September 30, 2013 (z)	September 30, 2012 (z)
Net asset value, beginning	$15.15		$12.65	$9.87
Income from investment operations:
Net investment income	.02		.03	.01
Net realized and unrealized gain (loss)	1.75		2.50	2.77
Total from investment operations	1.77		2.53	2.78
Distributions from:
Net investment income	(.02)		(.03)	—
Net realized gain	(.37)		—	—
Total distributions	(.39)		(.03)	—
Total increase (decrease) in net asset value	1.38		2.50	2.78
Net asset value, ending	$16.53		$15.15	$12.65

Total return*	11.79%		20.02%	28.17%
Ratios to average net assets: A
Net investment income	.22%	(a)	.25%	.04%
Total expenses	1.62%	(a)	1.77%	1.89%
Expenses before offsets	1.56%	(a)	1.65%	1.74%
Net expenses	1.56%	(a)	1.65%	1.74%
Portfolio turnover	1%		14%	7%
Net assets, ending (in thousands)	$20,240		$15,259	$9,958

		Years Ended
Class C Shares	September 30, 2011 (z)	September 30, 2010	September 30, 2009 (z)
Net asset value, beginning	$10.03	$9.29	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.02)	.03
Net realized and unrealized gain (loss)	(.14)	.77	(.72)
Total from investment operations	(.16)	.75	(.69)
Distributions from:
Net investment income	—	(.01)	(.03)
Net realized gain	—	—	—
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.74	(.72)
Net asset value, ending	$9.87	$10.03	$9.29

Total return*	(1.60%)	8.04%	(6.80%)
Ratios to average net assets: A
Net investment income (loss)	(.19%)	(.23%)	.36%
Total expenses	1.95%	2.06%	2.23%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$6,098	$6,139	$5,607
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods Ended
Class I Shares	March 31, 2014 (z)		September 30, 2013 (z)	September 30, 2012 (z)
Net asset value, beginning	$16.20		$13.48	$10.52
Income from investment operations:
Net investment income	.13		.25	.19
Net realized and unrealized gain (loss)	1.89		2.64	2.95
Total from investment operations	2.02		2.89	3.14
Distributions from:
Net investment income	(.22)		(.17)	(.18)
Net realized gain	(.37)		—	—
Total distributions	(.59)		(.17)	(.18)
Total increase (decrease) in net asset value	1.43		2.72	2.96
Net asset value, ending	$17.63		$16.20	$13.48

Total return*	12.62%		21.76%	30.11%
Ratios to average net assets: A
Net investment income	1.57%	(a)	1.70%	1.57%
Total expenses	.39%	(a)	.46%	.51%
Expenses before offsets	.21%	(a)	.21%	.21%
Net expenses	.21%	(a)	.21%	.21%
Portfolio turnover	1%		14%	7%
Net assets, ending (in thousands)	$83,496		$66,818	$41,249

		Years Ended
Class I Shares	September 30, 2011 (z)	September 30, 2010	September 30, 2009 (z)
Net asset value, beginning	$10.65	$9.85	$10.65
Income from investment operations:
Net investment income	.16	.13	.15
Net realized and unrealized gain (loss)	(.15)	.81	(.77)
Total from investment operations	.01	.94	(.62)
Distributions from:
Net investment income	(.14)	(.14)	(.18)
Net realized gain	—	—	—
Total distributions	(.14)	(.14)	(.18)
Total increase (decrease) in net asset value	(.13)	.80	(.80)
Net asset value, ending	$10.52	$10.65	$9.85

Total return*	(.06%)	9.62%	(5.26%)
Ratios to average net assets: A
Net investment income	1.35%	1.32%	1.88%
Total expenses	.52%	.55%	.63%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$26,741	$29,055	$21,781
See notes to financial highlights.

44 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

FINANCIAL HIGHLIGHTS

			Periods Ended
Class Y Shares	March 31, 2014 (z)		September 30, 2013 (z)	September 30, 2012 (z)#
Net asset value, beginning	$16.01		$13.27	$12.42
Income from investment operations:
Net investment income	.11		.19	.03
Net realized and unrealized gain (loss)	1.85		2.63	.82
Total from investment operations	1.96		2.82	.85
Distributions from:
Net investment income	(.15)		(.08)	—
Net realized gain	(.37)		—	—
Total distributions	(.52)		(.08)	—
Total increase (decrease) in net asset value	1.44		2.74	.85
Net asset value, ending	$17.45		$16.01	$13.27

Total return*	12.39%		21.34%	6.84%
Ratios to average net assets: A
Net investment income	1.26%	(a)	1.29%	1.16%	(a)
Total expenses	.58%	(a)	.72%	.86%	(a)
Expenses before offsets	.51%	(a)	.60%	.60%	(a)
Net expenses	.51%	(a)	.60%	.60%	(a)
Portfolio turnover	1%		14%	7%
Net assets, ending (in thousands)	$25,662		$23,218	$12,589

See notes to financial highlights.

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A
Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)	Annualized.

(z)	Per share figures are calculated using the Average Shares Method.

*	Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end sales charge.

**	Less than $0.01 per share.

#	From July 13, 2012 inception.
See notes to financial statements.

46 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

EXPLANATION OF FINANCIAL TABLES
Schedule of Investments
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
Statement of Assets and Liabilities
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
Statement of Net Assets
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date -values.
Statement of Operations
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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Statement of Changes in Net Assets
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.
Financial Highlights
The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio—how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

48 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 10, 2013, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Calvert Social Index Series, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors' meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor's management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over

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time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund's performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer universe by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer universe for the one-year period ended June 30, 2013, and that the Fund performed above the median of its peer universe for the three- and five-year periods ended June 30, 2013. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2013, and that the Fund outperformed its Lipper Index for the three- and five-year periods ended June 30, 2013. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar objectives and to relevant indices.
In considering the Fund's fees and expenses, the Board compared the Fund's fees and total expense ratio with various comparative data for the funds in its peer universe. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer universe and that total expenses (net of waivers and/or reimbursements) were at the median of its peer universe. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer universe. The Board also noted that the Advisor had agreed to reduce the advisory fee it charged to the Fund. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the

50 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (Unaudited)

Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor and one of its affiliates had agreed to reduce the advisory and administrative fees they charged to the Fund, respectively. The Directors also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor's and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund's current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund's current size. The Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s overall performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund's advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
TDD for Hearing Impaired
800-541-1524
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
www.calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT SOCIAL INDEX FUND	CALVERT'S FAMILY OF FUNDS
Municipal Funds Tax-Free Bond Fund
Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Large Cap Value Fund
Social Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Alternative Energy Fund
Global Water Fund
International Opportunities Fund
Equity Income Fund
Emerging Markets Equity Fund

Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
High Yield Bond Fund
Green Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.

Item 2.  Code of Ethics.
Not applicable.
Item 3.  Audit Committee Financial Expert.
Not applicable.
Item 4.  Principal Accountant Fees and Services.
Not applicable.
Item 5.  Audit Committee of Listed Registrants.
Not applicable.
Item 6.  Schedule of Investments.

a.	This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

b.	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies
Not applicable
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.
Item 11.  Controls and Procedures.

a.
The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

b.
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.
(a)(1) Not applicable.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Attached hereto.
(a)(3) Not applicable.
(b)A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  May 29, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  May 29, 2014

By:	/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:  May 29, 2014